Convertible preferred shares - Series A Convertible Preferred Shares and Series A-1 Convertible Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Nov. 25, 2024	Nov. 19, 2024	Sep. 27, 2024	Jan. 22, 2024	Dec. 11, 2023	Nov. 27, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Series A Convertible Preferred Shares
Fixed monetary amount per share								$ 1.81
Percentage of lowest daily average market price								92.50%
Number of days preceding the conversion considered for lowest daily average market price								5 days
Ordinary shares, par value							$ 0.00000005	$ 0.00000005
Net proceeds							$ 129,810	$ 24,575
Excess of fair value of convertible preferred shares							50,725	59,199
Change in fair value of financial instruments							$ 20,571	$ (10,918)	$ 3,795
Minimum
Series A Convertible Preferred Shares
Preferred stock conversion price								$ 1.06
Maximum
Series A Convertible Preferred Shares
Preferred stock conversion price								$ 1.42
Series A Convertible Preferred Shares
Series A Convertible Preferred Shares
Number of shares issuable						125,000
Issue price per share						$ 1,000
Redemption price on percentage of conversion amount						105.00%
Maturity term of preferred shares						12 months
Net proceeds					$ 24,575			$ 24,575
Excess of fair value of convertible preferred shares								59,199
Series A Convertible Preferred Shares | ADS
Series A Convertible Preferred Shares
Per share preferred stock convertible conversion ratio						$ 1,072.8
Percentage of late charges on accrued and unpaid dividends						15.00%
Percentage of weighted average price						120.00%
Fixed monetary amount per share						$ 1.81
Percentage of lowest daily average market price						92.50%
Number of days preceding the conversion considered for lowest daily average market price						5 days
First Tranche preferred shares financing
Series A Convertible Preferred Shares
Number of shares issued					25,000	25,000
Fair value at issuance								44,421
Fair value upon conversion								53,837
Change in fair value of financial instruments								$ 9,416
First Tranche preferred shares financing | ADS
Series A Convertible Preferred Shares
Number of shares converted								23,650,082
First Tranche preferred shares financing | Class A ordinary shares
Series A Convertible Preferred Shares
Number of shares converted								354,751,230
Second Tranche of the preferred shares financing
Series A Convertible Preferred Shares
Issue price per share				$ 1,000
Number of shares issued				50,000
Fixed monetary amount per share							$ 1.81
Percentage of lowest daily average market price							92.50%
Number of days preceding the conversion considered for lowest daily average market price							5 days
Number of ADS issued				2,800,000
Net proceeds							$ 49,860
Fair value at issuance							68,496	$ 38,842
Fair value of pre-delivery shares							236
Decrease in convertible preferred shares forward purchase liabilities							18,496
Excess of fair value of convertible preferred shares							$ 376
Shares converted							50,000
Fair value upon conversion							$ 88,154
Change in fair value of financial instruments							$ 19,658
Second Tranche of the preferred shares financing | Minimum
Series A Convertible Preferred Shares
Number of shares issued						25,000
Preferred stock conversion price							$ 0.73
Second Tranche of the preferred shares financing | Maximum
Series A Convertible Preferred Shares
Number of shares issued						50,000
Preferred stock conversion price							$ 1.31
Second Tranche of the preferred shares financing | ADS
Series A Convertible Preferred Shares
Number of shares converted							49,428,105
Second Tranche of the preferred shares financing | Class A ordinary shares
Series A Convertible Preferred Shares
Number of ordinary shares representing one pre-delivery share				15
Number of shares converted							741,421,575
Third Tranche of preferred shares financing
Series A Convertible Preferred Shares
Issue price per share			$ 1,000
Number of shares issued			50,000
Net proceeds							$ 49,975
Fair value at issuance							78,272
Excess of fair value of convertible preferred shares							28,297
Change in fair value of financial instruments							$ 10,159
Third Tranche of preferred shares financing | ADS
Series A Convertible Preferred Shares
Number of shares returned							1,454,797			1,345,203
Number of shares agreed to return			2,800,000
Third Tranche of preferred shares financing | Class A ordinary shares
Series A Convertible Preferred Shares
Number of shares returned										20,178,045
Number of shares agreed to return			42,000,000
Pre-delivery Shares
Series A Convertible Preferred Shares
Price of nominal fee received								$ 6
Number of shares returned								0
Fair value at issuance								$ 511
Pre-delivery Shares | ADS
Series A Convertible Preferred Shares
Number of shares issued					8,000,000	8,000,000
Ordinary shares, par value				$ 0.00000075
Pre-delivery Shares | Class A ordinary shares
Series A Convertible Preferred Shares
Number of shares issued					120,000,000	120,000,000
Series A-1 Convertible Preferred Shares
Series A Convertible Preferred Shares
Number of shares issuable		30,000					30,000
Issue price per share		$ 1,000
Number of shares issued	30,000
Fixed monetary amount per share							$ 4
Percentage of lowest daily average market price							92.50%
Number of days preceding the conversion considered for lowest daily average market price							5 days
Redemption price on percentage of conversion amount		105.00%
Maturity term of preferred shares		12 months
Net proceeds	$ 29,975
Fair value at issuance	52,027
Excess of fair value of convertible preferred shares	$ 22,052
Fair value upon conversion							$ 43,804
Change in fair value of financial instruments							$ 8,222
Series A-1 Convertible Preferred Shares | Minimum
Series A Convertible Preferred Shares
Preferred stock conversion price							$ 1.4
Series A-1 Convertible Preferred Shares | Maximum
Series A Convertible Preferred Shares
Preferred stock conversion price							$ 1.65
Series A-1 Convertible Preferred Shares | ADS
Series A Convertible Preferred Shares
Per share preferred stock convertible conversion ratio		$ 1,072.8
Percentage of late charges on accrued and unpaid dividends		15.00%
Fixed monetary amount per share		$ 4
Percentage of lowest daily average market price		92.50%
Number of days preceding the conversion considered for lowest daily average market price		5 days
Number of shares converted							20,541,486
Series A-1 Convertible Preferred Shares | Class A ordinary shares
Series A Convertible Preferred Shares
Number of shares converted							308,122,290
Forward contract liabilities
Series A Convertible Preferred Shares
Change in fair value of financial instruments							$ 21,848